Newbuildings	12 Months Ended
Dec. 31, 2012
Newbuildings [Abstract]
Newbuildings
Note 17 – Newbuildings
(In US$ millions)	December 31, 2012	December 31, 2011
Opening balance	2,531	1,247
Additions	1,267	2,308
Capitalized interest and loan related costs	76	73
Re-classified as Drilling Units	(1,992)	(1,097)
Closing balance	1,882	2,531